Quarterly Operating Results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Operating Results (unaudited)
16.	Quarterly Operating Results (unaudited)

Quarterly operating results for 2012 and 2011 were as follows (in millions, except per share data):

	1st	2nd	3rd	4th
2012
Total revenues	$546.8	$649.9	$650.4	$673.2
Total expenses	514.3	558.8	574.1	627.8

Earnings from continuing operations before income taxes	$32.5	$91.1	$76.3	$45.4

Earnings from continuing operations	$28.1	$71.7	$61.7	$33.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$28.1	$71.7	$61.7	$33.5

Basic net earnings per share:
Earnings from continuing operations	$0.24	$0.60	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.60	$0.50	$0.27

Diluted net earnings per share:
Earnings from continuing operations	$0.24	$0.59	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.59	$0.50	$0.27

2011
Total revenues	$447.4	$546.1	$562.8	$578.4
Total expenses	423.9	480.2	491.8	531.0

Earnings from continuing operations before income taxes	$23.5	$65.9	$71.0	$47.4

Earnings from continuing operations	$15.2	$41.7	$46.7	$40.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$15.2	$41.7	$46.7	$40.5

Basic net earnings per share:
Earnings from continuing operations	$0.14	$0.38	$0.41	$0.36
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.38	$0.41	$0.36

Diluted net earnings per share:
Earnings from continuing operations	$0.14	$0.37	$0.41	$0.35
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.37	$0.41	$0.35